Financial risk management - Credit risk - maximum exposure (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	R$ 35,012,793	R$ 18,997,105	R$ 10,100,965
Maximum transaction value	R$ 15,000
Maximum percentage of regulatory capital	1.00%
Balances of "Cash and cash equivalents"
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	R$ 500,446	2,154,687	3,114,789
Amounts due from financial institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,051,862	502,369	256,097
Compulsory deposits at Banco Central do Brasil [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,399,488	1,709,729	392,280
Derivative financial instrument
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	86,948	27,513
Loans and advances to customer
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	17,216,362	8,790,058	4,777,387
Other financial assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,757,687	5,812,622	1,155,094
Subtotal
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	R$ 35,012,793	18,996,978	10,095,647
Financial guarantees provided
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		R$ 127	R$ 5,318